Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Allowance for credit loss	¥ 452	$ 69	¥ 332
Accrued expenses, payroll and others	5,456	836	4,820
Fixed assets depreciation	106	16	151
Net operating loss carry-forward	1,811	278	1,733
Less: valuation allowance	(5,895)	(903)	(4,843)
Deferred tax assets, net	1,930	296	2,193
Deferred tax liabilities:
Long-lived assets arising from acquisitions	406	62	275
Withholding tax on PRC subsidiaries' undistributed earnings	1,381	212	1,621
Tax on capital gains	943	145	1,159
Others	593	90	218
Deferred tax liabilities	¥ 3,323	$ 509	¥ 3,273